UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22632

Exact name of registrant as specified in charter:	Prudential Short Duration High Yield Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	5/31/2013

Date of reporting period:	11/30/2012

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»CLOSED-END FUNDS

PRUDENTIAL SHORT DURATION HIGH YIELD FUND, INC.

SEMIANNUAL REPORT • NOVEMBER 30, 2012

Fund Type

Short Duration, High Yield Bond

Objective

High level of current income

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of November 30, 2012, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

January 17, 2013

Dear Shareholder:

We hope you find the semiannual report for the Prudential Short Duration High Yield Fund, Inc. informative and useful. The report covers performance for the six-month period that ended November 30, 2012.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Short Duration High Yield Fund, Inc.

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, Prudential Investments, LLC and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Short Duration High Yield Fund, Inc.	1

Your Fund’s Performance

Performance data quoted represent past performance and assume the reinvestment of all dividends. Past performance does not guarantee future results. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com.

Investment Objective

The Fund seeks to provide a high level of current income by investing primarily in higher-rated, below investment grade fixed income instruments1. The Fund seeks to maintain a weighted average portfolio duration of three years or less and a weighted average maturity of five years or less.

1There can be no guarantee the Fund will achieve its objective. Higher-rated high yield bonds are below investment grade, commonly referred to as “junk bonds,” and are considered speculative. Rated Ba, B by Moody’s Investors Service, Inc. (“Moody’s”); BB, B by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc.; or comparably rated by another nationally recognized statistical rating organization (NRSRO), or if unrated, are considered of comparable quality.

Performance Snapshot as of 11/30/12
Price Per Share	Total Return* For Six Months Ended November 30, 2012
$19.25 (NAV)	6.74%
$19.94 (Market Price)	3.12%

Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

* Total returns are based on changes in NAV or market price, respectively. NAV total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV. Market Price total return assumes the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.

Source: Prudential Investments LLC.

Key Fund Statistics as of 11/30/12
Average Duration	2.5 years	Average Maturity	4.4 years

Credit Quality** expressed as a percentage of total assets as of 11/30/12
Baa	4.7%
Ba	38.6
B	47.7
Caa or Lower	8.1
Not Rated	0.9
Total Assets	100%

**Moody’s rating, defaulting to S&P when not rated by Moody’s.

2	Visit our website at www.prudentialfunds.com

Your Fund’s Performance (continued)

Yield and Dividends as of 11/30/12
Total Monthly Dividends Paid per Share for Period	Current Monthly Dividend Paid per Share	Yield at Market Price as of 11/30/12
$0.7350	$0.1225	7.37%

Prudential Short Duration High Yield Fund, Inc.	3

Additional Fund Information

The Fund is traded under the symbol “ISD” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available online under the symbol “XISDX” on most financial websites. Barron’s and the Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund issues press releases that can be found on most major financial websites as well as www.prudentialfunds.com.

In a continuing effort to provide information concerning the Fund, shareholders may go to www.prudentialfunds.com or call (800) 451-6788 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.

4	Visit our website at www.prudentialfunds.com

Portfolio of Investments

as of November 30, 2012 (Unaudited)

Description	Moody’s Ratings**†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS 135.5%
BANK LOANS(a) 8.9%

Cable 0.6%
Newsday LLC	NR	3.709%	10/12/16	$4,000	$3,945,000

Electric 0.6%
Calpine Corp.	B1	4.500	10/09/19	3,801	3,822,409

Healthcare & Pharmaceutical 0.8%
Alliance Healthcare Services, Inc.	Ba3	7.250	06/01/16	2,250	2,205,000
PAR Pharmaceuticals	B2	5.000	09/28/19	3,000	2,991,750

					5,196,750

Media & Entertainment 1.9%
Getty Images, Inc.	B1	4.750	10/18/19	7,000	7,028,000
Gray Television, Inc.	B2	4.750	10/14/19	5,000	5,018,750

					12,046,750

Metals 0.8%
FMG Resources (August 2006) Pty Ltd.	Ba1	5.250	10/18/17	5,000	5,008,930

Pipelines & Other 0.8%
Energy Transfer Equity LP	Ba2	3.750	03/24/17	5,000	5,013,195

Technology 3.4%
First Data Corp.	B1	2.958	09/24/14	222	221,341
First Data Corp.	B1	5.208	09/24/18	1,675	1,636,790
Flextronics International Ltd.	Ba1	2.459	10/01/14	3,460	3,454,952
Freescale Semiconductor, Inc.	B1	4.462	12/01/16	13,000	12,618,125
Kronos, Inc.	Ba3	9.750	04/30/20	3,750	3,750,000

					21,681,208

TOTAL BANK LOANS (cost $56,312,723)					56,714,242

CORPORATE BONDS 126.6%

Aerospace & Defense 3.2%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	Ba2	6.300	05/01/14	1,725	1,811,250
Sr. Unsec’d. Notes, 144A	Ba2	7.500	03/15/18	1,875	2,062,500

See Notes to Financial Statements.

Prudential Short Duration High Yield Fund, Inc.	5

Portfolio of Investments

as of November 30, 2012 (Unaudited) continued

Description	Moody’s Ratings**†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Aerospace & Defense (cont’d.)
Esterline Technologies Corp., Gtd. Notes(b)	Ba2	6.625%	03/01/17	$8,000	$8,260,000
Moog, Inc., Sr. Sub. Notes(b)	Ba3	6.250	01/15/15	5,000	5,025,000
TransDigm, Inc., Gtd. Notes	B3	7.750	12/15/18	3,000	3,315,000

					20,473,750

Automotive 7.7%
American Axle & Manufacturing Holdings, Inc., Sr. Sec’d. Notes, 144A(b)	Ba1	9.250	01/15/17	9,688	10,729,460
Chrysler Group LLC/CG Co.-Issuer, Inc., Sec’d. Notes(b)	B2	8.000	06/15/19	7,500	8,184,375
Continental Rubber of America Corp., Sr. Sec’d. Notes, 144A	Ba2	4.500	09/15/19	7,450	7,524,500
Delphi Corp., Gtd. Notes(b)	Ba2	5.875	05/15/19	4,765	5,146,200
Lear Corp., Gtd. Notes(b)	Ba2	7.875	03/15/18	6,350	6,905,625
Gtd. Notes	Ba2	8.125	03/15/20	3,000	3,352,500
TRW Automotive, Inc., Gtd. Notes, 144A	Ba2	7.250	03/15/17	6,557	7,442,195

					49,284,855

Banking 1.7%
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	6.500	08/01/16	9,550	11,092,898

Building Materials & Construction 3.1%
Beazer Homes USA, Inc., Sr. Sec’d. Notes, 144A	B3	6.625	04/15/18	725	772,125
Cemex Finance LLC, Sr. Sec’d. Notes, 144A(b)	B-(c)	9.500	12/14/16	5,000	5,375,000
D.R. Horton, Inc., Gtd. Notes	Ba2	4.750	05/15/17	3,000	3,191,250

See Notes to Financial Statements.

6	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings**†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Building Materials & Construction (cont’d.)
Lennar Corp., Gtd. Notes, 144A(b)	B1	4.750%	12/15/17	$5,075	$5,252,625
Standard Pacific Corp., Gtd. Notes(b)	B3	10.750	09/15/16	4,000	4,900,000

					19,491,000

Cable 7.5%
Cablevision Systems Corp., Sr. Unsec’d. Notes(b)	B1	7.750	04/15/18	750	819,375
Sr. Unsec’d. Notes(b)	B1	8.625	09/15/17	5,300	6,081,750
Cequel Communications Holdings I LLC and Cequel Capital Corp., Sr. Unsec’d. Notes, 144A(b)	B3	8.625	11/15/17	7,700	8,219,750
Columbus International, Inc. (Barbados), Sr. Sec’d. Notes, RegS (original cost $4,983,956; purchased 09/18/12)(d)(e)	B2	11.500	11/20/14	4,485	4,978,350
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.500	06/15/15	1,200	1,254,000
Sr. Unsec’d. Notes(b)	Ba3	8.625	02/15/19	2,500	2,950,000
DISH DBS Corp., Gtd. Notes	Ba2	4.625	07/15/17	4,500	4,646,250
Echostar DBS Corp., Gtd. Notes	Ba2	7.125	02/01/16	5,765	6,464,006
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A	Ba3	8.125	12/01/17	2,200	2,387,000
UPC Holding BV (Netherlands), Sec’d. Notes, 144A(b)	B2	9.875	04/15/18	4,250	4,754,688
Videotron LTee (Canada), Gtd. Notes(b)	Ba2	9.125	04/15/18	4,989	5,338,230

					47,893,399

Capital Goods 6.9%
Altra Holdings, Inc., Sec’d. Notes(b)	Ba3	8.125	12/01/16	5,000	5,316,000

See Notes to Financial Statements.

Prudential Short Duration High Yield Fund, Inc.	7

Portfolio of Investments

as of November 30, 2012 (Unaudited) continued

Description	Moody’s Ratings**†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Capital Goods (cont’d.)
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(b)	B2	9.625%	03/15/18	$5,115	$5,690,437
CNH America LLC, Gtd. Notes(b)	Ba2	7.250	01/15/16	7,235	8,139,375
CNH Capital LLC, Sr. Notes, 144A	Ba2	3.875	11/01/15	2,075	2,129,469
Griffon Corp., Gtd. Notes(b)	B1	7.125	04/01/18	3,000	3,176,250
Interline Brands, Inc., Gtd. Notes(a)(b)	B2	7.500	11/15/18	1,450	1,569,625
Laureate Education, Inc., Gtd. Notes, 144A	Caa1	9.250	09/01/19	1,325	1,351,500
SPX Corp., Gtd. Notes(b)	Ba2	7.625	12/15/14	5,867	6,453,700
United Rentals Merger Sub Corp., Gtd. Notes(b)	B3	9.250	12/15/19	5,000	5,687,500
WireCo WorldGroup, Inc., Gtd. Notes(b)	B3	9.500	05/15/17	4,000	4,220,000

					43,733,856

Chemicals 4.1%
Huntsman International LLC, Gtd. Notes(b)	B1	5.500	06/30/16	10,000	10,012,500
Koppers, Inc., Gtd. Notes(b)	B1	7.875	12/01/19	4,074	4,476,308
MacDermid, Inc., Gtd. Notes, 144A (original cost $3,395,600; purchased 11/13/12)(d)(e)	Caa1	9.500	04/15/17	3,250	3,380,000
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes(b)	Ba2	8.375	11/01/16	7,673	8,401,935

					26,270,743

See Notes to Financial Statements.

8	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings**†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Consumer 1.0%
Service Corporation International, Sr. Unsec’d. Notes	Ba3	7.000%	05/15/19	$2,735	$2,994,825
Sr. Unsec’d. Notes	Ba3	7.625	10/01/18	2,753	3,282,953

					6,277,778

Electric 4.5%
AES Corp. (The), Sr. Unsec’d. Notes(b)	Ba3	8.000	10/15/17	4,000	4,590,000
Sr. Unsec’d. Notes(b)	Ba3	9.750	04/15/16	6,120	7,282,800
Calpine Construction Finance Co. LP/CCFC Finance Corp., Sr. Sec’d. Notes, 144A(b)	Ba3	8.000	06/01/16	6,260	6,682,550
GenOn REMA LLC, Pass-thru Certs., Ser. B(d)	B1	9.237	07/02/17	1,050	1,147,358
Pass-thru Certs., Ser. C	B1	9.681	07/02/26	900	963,000
Mirant Mid-Atlantic Pass-Through Trust B, Pass-thru Certs., Ser. B	Ba1	9.125	06/30/17	1,030	1,124,929
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	Baa3	7.950	05/15/18	5,500	6,687,417

					28,478,054

Energy—Other 5.9%
Cie Generale de Geophysique—Veritas (France), Gtd. Notes(b)	Ba3	9.500	05/15/16	8,025	8,626,875
Denbury Resources, Inc., Gtd. Notes(b)	B1	9.750	03/01/16	7,500	7,987,500
Harvest Operations Corp. (Canada), Gtd. Notes	Ba2	6.875	10/01/17	2,850	3,135,000

See Notes to Financial Statements.

Prudential Short Duration High Yield Fund, Inc.	9

Portfolio of Investments

as of November 30, 2012 (Unaudited) continued

Description	Moody’s Ratings**†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Energy—Other (cont’d.)
Offshore Group Investment Ltd. (Cayman Islands), Sr. Sec’d. Notes	B3	11.500%	08/01/15	$2,252	$2,477,200
Parker Drilling Co., Gtd. Notes(b)	B1	9.125	04/01/18	5,000	5,325,000
Plains Exploration & Production Co., Gtd. Notes(b)	B1	8.625	10/15/19	2,000	2,230,000
Range Resources Corp., Gtd. Notes(b)	Ba3	7.250	05/01/18	2,000	2,100,000
Tesoro Corp., Gtd. Notes	Ba1	4.250	10/01/17	3,675	3,766,875
WPX Energy, Inc., Sr. Unsec’d. Notes	Ba1	5.250	01/15/17	2,000	2,115,000

					37,763,450

Foods 9.3%
ARAMARK Corp., Gtd. Notes(b)	B3	8.500	02/01/15	5,000	5,056,300
ARAMARK Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	B3	8.625	05/01/16	2,000	2,050,020
Constellation Brands, Inc., Gtd. Notes	Ba1	7.250	09/01/16	3,052	3,525,060
Cott Beverages, Inc., Gtd. Notes(b)	B3	8.125	09/01/18	5,000	5,525,000
Gtd. Notes(b)	B3	8.375	11/15/17	3,499	3,805,162
Darling International, Inc., Gtd. Notes(b)	Ba2	8.500	12/15/18	5,175	5,931,844
Dole Food Co., Inc., Sec’d. Notes, 144A(b)	B2	8.000	10/01/16	5,000	5,212,500
Fiesta Restaurant Group, Inc., Sec’d. Notes	B2	8.875	08/15/16	2,700	2,889,000
Ingles Markets, Inc., Sr. Unsec’d. Notes(b)	B1	8.875	05/15/17	3,000	3,217,500
JBS USA LLC/JBS USA Finance, Inc., Gtd. Notes (original cost $2,315,000; purchased 05/02/12)(b)(d)(e)	B1	11.625	05/01/14	2,000	2,252,500

See Notes to Financial Statements.

10	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings**†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Foods (cont’d.)
Michael Foods Group, Inc., Gtd. Notes	Caa1	9.750%	07/15/18	$5,505	$6,110,550
Stater Bros. Holdings, Inc., Gtd. Notes	B2	7.375	11/15/18	1,990	2,144,225
SUPERVALU, Inc., Sr. Unsec’d. Notes	Caa1	7.500	11/15/14	2,354	2,224,530
Sr. Unsec’d. Notes	Caa1	8.000	05/01/16	1,170	1,076,400
TreeHouse Foods, Inc., Gtd. Notes(b)	Ba2	7.750	03/01/18	7,600	8,322,000

					59,342,591

Gaming 8.1%
Boyd Gaming Corp., Gtd. Notes(b)	B3	9.125	12/01/18	3,320	3,344,900
Caesars Entertainment Operating Co., Inc., Sr. Sec’d. Notes(b)	B2	11.250	06/01/17	10,000	10,743,750
MGM Resorts International, Gtd. Notes	B3	7.500	06/01/16	2,000	2,125,000
Gtd. Notes(b)	B3	10.000	11/01/16	3,000	3,427,500
Sr. Sec’d. Notes(b)	Ba2	11.125	11/15/17	11,000	12,072,500
Peninsula Gaming LLC/Peninsula Gaming Corp., Sec’d. Notes	Ba3	8.375	08/15/15	3,000	3,132,900
Pinnacle Entertainment, Inc., Gtd. Notes(b)	B1	8.625	08/01/17	3,125	3,371,094
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sec’d. Notes, 144A(b)	B2	8.625	04/15/16	5,000	5,343,750
Yonkers Racing Corp., Sec’d. Notes, 144A (original cost $8,393,939; purchased 05/03/12 - 05/09/12)(b)(d)(e)	B1	11.375	07/15/16	7,681	8,276,277

					51,837,671

See Notes to Financial Statements.

Prudential Short Duration High Yield Fund, Inc.	11

Portfolio of Investments

as of November 30, 2012 (Unaudited) continued

Description	Moody’s Ratings**†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical 8.9%
Accellent, Inc., Sr. Sec’d. Notes	B1	8.375%	02/01/17	$300	$304,500
Capella Healthcare, Inc., Gtd. Notes (original cost $7,457,250; purchased 04/27/12)(b)(d)(e)	B3	9.250	07/01/17	7,320	7,814,100
HCA, Inc., Sr. Sec’d. Notes(b)	Ba3	8.500	04/15/19	4,000	4,490,000
Sr. Unsec’d. Notes(b)	B3	6.375	01/15/15	7,500	8,081,250
Sr. Unsec’d. Notes, MTN(b)	B3	9.000	12/15/14	6,203	6,916,345
MedAssets, Inc., Gtd. Notes(b)	B3	8.000	11/15/18	5,450	5,913,250
Mylan, Inc., Gtd. Notes, 144A(b)	Baa3	7.625	07/15/17	5,000	5,618,750
Tenet Healthcare Corp., Sr. Sec’d. Notes(b)	B1	10.000	05/01/18	6,450	7,353,000
Valeant Pharmaceuticals International, Gtd. Notes, 144A(b)	B1	6.500	07/15/16	10,000	10,550,000

					57,041,195

Lodging 5.2%
FelCor Lodging LP, Sr. Sec’d. Notes(b)	B2	10.000	10/01/14	14,296	16,172,350
Host Hotels & Resorts LP, Gtd. Notes(b)	Baa3	9.000	05/15/17	15,925	17,139,281

					33,311,631

Media & Entertainment 16.7%
AMC Entertainment, Inc., Gtd. Notes	Caa1	9.750	12/01/20	5,675	6,384,375
Belo Corp., Gtd. Notes(b)	Ba1	8.000	11/15/16	8,500	9,243,750
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes(b)	B2	9.125	08/01/18	5,317	6,021,502

See Notes to Financial Statements.

12	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings**†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Media & Entertainment (cont’d.)
Clear Channel Worldwide Holdings, Inc., Gtd. Notes, Ser. B	B1	9.250%	12/15/17	$12,500	$13,390,625
Gannett Co., Inc., Gtd. Notes(b)	Ba1	8.750	11/15/14	6,254	7,035,750
Inmarsat Finance PLC (United Kingdom), Gtd. Notes, 144A(b)	Ba2	7.375	12/01/17	8,300	8,839,500
Lamar Media Corp., Gtd. Notes	Ba2	9.750	04/01/14	3,091	3,400,100
NAI Entertainment Holdings LLC, Sr. Sec’d. Notes, 144A (original cost $5,884,630; purchased 06/05/12 - 10/16/12)(b)(d)(e)	B1	8.250	12/15/17	5,296	5,852,080
New York Times Co. (The), Sr. Unsec’d. Notes(b)	B1	5.000	03/15/15	1,310	1,365,675
Newport Television LLC/NTV Finance Corp., Sr. Unsec’d. Notes, PIK, 144A (original cost $7,930,883; purchased 08/03/12 - 08/06/12)(d)(e)	Caa3	13.000	03/15/17	7,318	7,830,260
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., Sec’d. Notes	B3	8.875	04/15/17	4,500	4,916,250
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes(b)	B2	11.625	02/01/14	9,792	10,905,840
R.R. Donnelley & Sons Co., Sr. Unsec’d. Notes	Ba3	6.125	01/15/17	500	481,250
Regal Cinemas Corp., Gtd. Notes(b)	B2	8.625	07/15/19	2,000	2,195,000
Sinclair Television Group, Inc., Sec’d. Notes, 144A(b)	Ba3	9.250	11/01/17	6,500	7,150,000
SSI Investments II Ltd./SSI Co.-Issuer LLC, Gtd. Notes	Caa1	11.125	06/01/18	4,625	5,110,625

See Notes to Financial Statements.

Prudential Short Duration High Yield Fund, Inc.	13

Portfolio of Investments

as of November 30, 2012 (Unaudited) continued

Description	Moody’s Ratings**†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Media & Entertainment (cont’d.)
Telesat Canada/Telesat LLC (Canada), Sr. Unsec’d. Notes, 144A(b)	B3	6.000%	05/15/17	$6,500	$6,792,500

					106,915,082

Metals 6.2%
Arcelormittal SA (Luxembourg), Sr. Unsec’d. Notes	Ba1	4.500	02/25/17	3,600	3,623,818
Sr. Unsec’d. Notes	Ba1	5.375	06/01/13	3,225	3,274,442
Sr. Unsec’d. Notes	Ba1	9.000	02/15/15	4,500	5,012,343
Arcelormittal USA LLC, Gtd. Notes	Ba1	6.500	04/15/14	2,000	2,085,758
Arch Coal, Inc., Gtd. Notes, 144A	B3	9.875	06/15/19	675	680,063
Berau Capital Resources Pte Ltd. (Singapore), Sr. Sec’d. Notes, 144A	B1	12.500	07/08/15	5,000	5,237,500
CONSOL Energy, Inc., Gtd. Notes(b)	B1	8.000	04/01/17	4,200	4,494,000
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A	B1	6.375	02/01/16	2,000	2,015,000
Gtd. Notes, 144A	B1	7.000	11/01/15	2,300	2,346,000
Metals USA, Inc., Sr. Sec’d. Notes(b)	B2	11.125	12/01/15	3,000	3,067,500
Optima Specialty Steel, Inc., Sr. Sec’d. Notes, 144A(b)	B2	12.500	12/15/16	3,500	3,657,500
Peabody Energy Corp., Gtd. Notes	Ba1	6.000	11/15/18	2,000	2,090,000
Steel Dynamics, Inc., Gtd. Notes, 144A(b)	Ba2	6.125	08/15/19	1,725	1,802,625

					39,386,549

Non-Captive Finance 2.2%
Ally Financial, Inc., Gtd. Notes	B1	4.625	06/26/15	1,625	1,694,062
Gtd. Notes	B1	8.300	02/12/15	3,000	3,352,500

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings**†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Non-Captive Finance (cont’d.)
CIT Group, Inc., Sr. Unsec’d. Notes(b)	B1	4.250%	08/15/17	$8,750	$8,942,745

					13,989,307

Packaging 4.3%
Ardagh Packaging Finance PLC (Ireland), Sr. Sec’d. Notes, 144A (original cost $6,847,200; purchased 05/07/12 - 05/18/12)(d)(e)	Ba3	7.375	10/15/17	6,330	6,899,700
BWAY Holding Co., Gtd. Notes	B3	10.000	06/15/18	1,000	1,110,000
Owens-Brockway Glass Container, Inc., Gtd. Notes(b)	Ba3	7.375	05/15/16	5,965	6,800,100
Plastipak Holdings, Inc., Gtd. Notes, 144A (original cost $3,092,500; purchased 05/23/12 - 06/04/12)(b)(d)(e)	B3	8.500	12/15/15	3,000	3,060,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, Gtd. Notes	Caa2	9.875	08/15/19	5,000	5,300,000
Sealed Air Corp., Gtd. Notes, 144A(b)	B1	8.125	09/15/19	4,000	4,440,000

					27,609,800

Paper 0.5%
Ainsworth Lumber Co. Ltd. (Canada), Sr. Sec’d. Notes, 144A	B2	7.500	12/15/17	250	257,500
Longview Fibre Paper & Packaging, Inc., Sr. Sec’d. Notes, 144A (original cost $2,907,000; purchased 05/01/12)(b)(d)(e)	B2	8.000	06/01/16	2,850	2,985,375

					3,242,875

See Notes to Financial Statements.

Prudential Short Duration High Yield Fund, Inc.	15

Portfolio of Investments

as of November 30, 2012 (Unaudited) continued

Description	Moody’s Ratings**†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Retailers 2.3%
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	B2	9.000%	03/15/19	$700	$744,625
Dollar General Corp., Gtd. Notes	Ba2	4.125	07/15/17	675	708,750
Petco Holdings, Inc., Sr. Notes, PIK, 144A	Caa1	8.500	10/15/17	775	792,437
QVC, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.500	10/01/19	750	826,007
Rite Aid Corp., Sr. Sec’d. Notes(b)	B2	9.750	06/12/16	5,000	5,425,000
Toys “R” Us—Delaware, Inc., Sr. Sec’d. Notes, 144A(b)	B1	7.375	09/01/16	4,500	4,612,500
Toys “R” Us Property Co. II LLC, Sr. Sec’d. Notes	Ba1	8.500	12/01/17	1,500	1,601,250

					14,710,569

Technology 11.2%
Anixter, Inc., Gtd. Notes	Ba3	5.950	03/01/15	1,000	1,055,000
Audatex North America, Inc., Gtd. Notes, 144A(b)	Ba2	6.750	06/15/18	5,250	5,630,625
Avaya, Inc., Gtd. Notes	Caa2	9.750	11/01/15	4,000	3,170,000
CDW LLC/CDW Finance Corp., Gtd. Notes	Caa1	12.535	10/12/17	8,410	8,998,700
DuPont Fabros Technology LP, Gtd. Notes(b)	Ba1	8.500	12/15/17	3,495	3,835,762
First Data Corp., Gtd. Notes, 144A	Caa1	9.875	09/24/15	3,000	3,052,500
Interactive Data Corp., Gtd. Notes	Caa1	10.250	08/01/18	8,650	9,698,813
Jabil Circuit, Inc., Sr. Unsec’d. Notes	Ba1	7.750	07/15/16	2,000	2,315,000
Sr. Unsec’d. Notes	Ba1	8.250	03/15/18	360	423,000
NXP BV/NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, 144A	B2	9.750	08/01/18	2,500	2,893,750

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings**†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Technology (cont’d.)
Seagate HDD Cayman (Cayman Islands), Gtd. Notes	Ba1	7.750%	12/15/18	$1,500	$1,631,250
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes	Ba1	6.800	10/01/16	3,170	3,514,738
STATS ChipPAC Ltd. (Singapore), Gtd. Notes, 144A	Ba1	7.500	08/12/15	6,625	7,055,625
SunGard Data Systems, Inc., Gtd. Notes, 144A	Caa1	6.625	11/01/19	825	841,500
TransUnion Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	Caa1	8.125	06/15/18	950	959,500
TransUnion LLC/TransUnion Financing Corp., Gtd. Notes(b)	B2	11.375	06/15/18	9,500	11,020,000
Unisys Corp., Sr. Unsec’d. Notes(b)	B1	6.250	08/15/17	5,000	5,237,500

					71,333,263

Telecommunications 6.1%
Brightstar Corp., Gtd. Notes, 144A (original cost $3,376,000; purchased 04/27/12)(b)(d)(e)	B1	9.500	12/01/16	3,200	3,392,000
Cricket Communications, Inc., Sr. Sec’d. Notes(b)	Ba2	7.750	05/15/16	8,643	9,139,973
Crown Castle International Corp., Sr. Unsec’d. Notes(b)	B1	9.000	01/15/15	4,437	4,708,766
Digicel Group Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A	Caa1	10.500	04/15/18	4,000	4,400,000
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.250	04/15/17	2,000	2,300,000
PAETEC Holding Corp., Sr. Sec’d. Notes	BB-(c)	8.875	06/30/17	8,150	8,781,625
Sprint Nextel Corp., Sr. Unsec’d. Notes	B3	6.000	12/01/16	2,300	2,495,500
Sr. Unsec’d. Notes	B3	8.375	08/15/17	2,500	2,900,000

See Notes to Financial Statements.

Prudential Short Duration High Yield Fund, Inc.	17

Portfolio of Investments

as of November 30, 2012 (Unaudited) continued

Description	Moody’s Ratings**†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Windstream Corp., Gtd. Notes(b)	Ba3	7.875%	11/01/17	$1,000	$1,107,500

					39,225,364

TOTAL CORPORATE BONDS (cost $803,379,032)					808,705,680

TOTAL LONG-TERM INVESTMENTS (cost $859,691,755)					865,419,922

				Shares
SHORT-TERM INVESTMENT 0.7%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund(f) (cost $4,304,755)				4,304,755	4,304,755

TOTAL INVESTMENTS 136.2% (cost $863,996,510)					869,724,677
Liabilities in excess of other assets(g) (36.2)%					(231,219,410)

Net Assets 100.0%					$638,505,267

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulations S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

MTN—Medium Term Note

NR—Not Rated

PIK—Payment-in-Kind

†	The ratings reflected are as of November 30, 2012. Ratings of certain bonds may have changed subsequent to that date.
**	The Fund’s current prospectus contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount shown in U.S. dollars unless otherwise stated.

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2012.
(b)	Represents security, or portion thereof, segregated as collateral for loan outstanding (See Note 7).
(c)	Standard & Poor’s Rating.
(d)	Indicates a security that has been deemed illiquid.
(e)	Indicates a restricted security; the aggregate original cost of such securities is $56,583,958. The aggregate value of $56,720,642 is approximately 8.9% of net assets.
(f)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(g)	Includes net unrealized appreciation on the following derivative contracts held at reporting period end:

Credit default swap agreement outstanding at November 30, 2012:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)(3)#	Fair Value(2)	Upfront Premium Paid/ (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(1):
CDX.NA.HY.15.V4	12/20/15	5.000%	$14,400	$950,342	$213,200	$737,142	Morgan Stanley Capital Services

The Fund entered into credit default swaps as the protection seller on credit indices to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

See Notes to Financial Statements.

Prudential Short Duration High Yield Fund, Inc.	19

Portfolio of Investments

as of November 30, 2012 (Unaudited) continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$44,000,492	$12,713,750
Corporate Bonds	—	805,470,393	3,235,287
Affiliated Money Market Mutual Fund	4,304,755	—	—
Other Financial Instruments*
Credit Default Swap Agreement	—	737,142	—

Total	$4,304,755	$850,208,027	$15,949,037

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Corporate Bonds
Balance as of 05/31/12	$—	$—
Realized gain (loss)	7,500	—
Change in unrealized appreciation (depreciation)**	(7,500)	189,111
Purchases	13,463,750	969,750
Sales	(750,000)	(205,655)
Accrued discount/premium	—	—
Transfers into Level 3	—	2,282,081
Transfers out of Level 3	—	—

Balance as of 11/30/12	$12,713,750	$3,235,287

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	Of which, $181,611 was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were two Corporate Bonds transferred into Level 3 as a result of using single broker quotes.

Included in the table above, under Level 3, are securities that were fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but not limited to, using prices provided by a single broker/dealer, the cost of the investment, and prices of any recent transactions or bids/offers for such securities or any comparable securities.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of November 30, 2012 were as follows:

Media & Entertainment	18.6%
Technology	14.6
Healthcare & Pharmaceutical	9.7
Foods	9.3
Cable	8.1
Gaming	8.1
Automotive	7.7
Metals	7.0
Capital Goods	6.9
Telecommunications	6.1
Energy—Other	5.9
Lodging	5.2
Electric	5.1
Packaging	4.3
Chemicals	4.1
Aerospace & Defense	3.2%
Building Materials & Construction	3.1
Retailers	2.3
Non-Captive Finance	2.2
Banking	1.7
Consumer	1.0
Pipelines & Other	0.8
Affiliated Money Market Mutual Fund	0.7
Paper	0.5

136.2
Liabilities in excess of other assets	(36.2)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is credit risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

Prudential Short Duration High Yield Fund, Inc.	21

Portfolio of Investments

as of November 30, 2012 (Unaudited) continued

Fair values of derivative instruments as of November 30, 2012 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Credit contracts	Unrealized appreciation on swap agreements	$737,142	Unrealized depreciation on swap agreements	$—
Credit contracts	Premiums paid for swap agreements	213,200	Premiums received for swap agreements	—

		$950,342		$—

The effects of derivative instruments on the Statement of Operations for the six months ended November 30, 2012 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Swaps
Credit contracts	$1,398,812

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Swaps
Credit contracts	$1,738,789

For the period ended November 30, 2012, the Fund’s average notional amount for credit default swap as writer was $28,967,000.

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

Statement of Assets and Liabilities

as of November 30, 2012 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $859,691,755)	$865,419,922
Affiliated investments (cost $4,304,755)	4,304,755
Dividends and interest receivable	17,512,807
Receivable for investments sold	3,333,021
Unrealized appreciation on swap agreements	737,142
Premiums paid for swap agreements	213,200
Prepaid expenses	8,786

Total assets	891,529,633

Liabilities
Loan payable (Note 7)	234,000,000
Payable for investments purchased	18,065,255
Management fee payable	567,489
Payable to custodian	212,040
Accrued expenses	172,698
Loan interest payable (Note 7)	6,884

Total liabilities	253,024,366

Net Assets	$638,505,267

Net assets were comprised of:
Common stock, at par	$33,164
Paid-in capital in excess of par	632,085,160

632,118,324
Distribution in excess of net investment income	(1,377,056)
Accumulated net realized gain on investments	1,298,690
Net unrealized appreciation on investments	6,465,309

Net assets, November 30, 2012	$638,505,267

Net asset value per share ($638,505,267 ÷ 33,163,911 shares of common stock issued and outstanding)	$19.25

See Notes to Financial Statements.

Prudential Short Duration High Yield Fund, Inc.	23

Statement of Operations

Six Months Ended November 30, 2012 (Unaudited)

Net Investment Income
Income
Unaffiliated interest income	$24,712,298
Affiliated dividend income	21,356

Total income	24,733,654

Expenses
Management fee	3,307,141
Loan interest expense (Note 7)	1,060,682
Organizational expenses (Note 1)	354,000
Reports to shareholders	85,000
Custodian’s fees and expenses	50,000
Legal fees and expenses	25,000
Audit fee	20,000
Directors’ fees	20,000
Transfer agent’s fees and expenses	19,000
Registration fees	11,000
Insurance	4,000
Miscellaneous	28,540

Total expenses	4,984,363

Less: Expense reimbursement (Note 1)	(354,000)

Net expenses	4,630,363

Net investment income	20,103,291

Realized And Unrealized Gain On Investments
Net realized gain on:
Investment transactions	791,446
Swap agreement transactions	1,398,812

2,190,258

Net change in unrealized appreciation on:
Investments	16,236,411
Swap agreements	1,738,789

17,975,200

Net gain on investments	20,165,458

Net Increase In Net Assets Resulting From Operations	$40,268,749

See Notes to Financial Statements.

24	Visit our website at www.prudentialfunds.com

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended November 30, 2012	April 30, 2012* through May 31, 2012
Increase (Decrease) In Net Assets
Operations
Net investment income	$20,103,291	$2,121,313
Net realized gain (loss) on investment transactions	2,190,258	(157,032)
Net change in unrealized appreciation (depreciation) on investments	17,975,200	(11,509,891)

Net increase (decrease) in net assets resulting from operations	40,268,749	(9,545,610)

Dividends from net investment income (Note 1)	(24,336,196)	—

Fund share transactions (Note 6)**
Proceeds from shares issued	51,500,000	610,000,000
Net asset value of shares issued in reinvestment of dividends	1,608,740	—
Sales load charged to paid-in capital in excess of par	(2,317,500)	(27,450,000)
Common stocks offering costs charged to paid-in capital in excess of par	(103,000)	(1,220,000)

Net increase in net assets from fund share transactions	50,688,240	581,330,000

Total increase	66,620,793	571,784,390

Net Assets:
Beginning of period	571,884,474	100,084

End of period(a)	$638,505,267	$571,884,474

(a) Includes undistributed net investment income of:	$—	$2,855,849

*	Commencement of operations.

** Share Capital Activity
Shares issued in the initial public offering	—	30,500,000
Shares issued for underwriters over-allotment option	2,575,000	—
Shares issued in the reinvestment of dividends	83,671	—

See Notes to Financial Statements.

Prudential Short Duration High Yield Fund, Inc.	25

Statement of Cash Flows

For the Six Months Ended November 30, 2012 (Unaudited)

Increase (Decrease) in Cash
Cash flows from operating activities:
Interest and dividends received (excluding discount and premium amortization of $(6,583,960))	$28,919,988
Operating expenses paid	(4,432,583)
Purchases of long-term portfolio investments	(451,065,883)
Proceeds from disposition of long-term portfolio investments	275,678,900
Net purchases and sales of short-term investments	39,834,782
Decrease in receivable for investments sold	3,769,089
Decrease in payable for investments purchased	(29,048,901)
Increase in net cash received for swap agreement transactions	1,833,891
Decrease in organizational and offering costs	(1,286,810)
Increase in prepaid expenses	(8,786)

Net cash used in operating activities	(135,806,313)

Cash flows from financing activities:
Proceeds from shares issued	51,500,000
Net asset value of shares issued in reinvestment of dividends	1,608,740
Cash dividends paid	(24,336,196)
Sales load charged to paid-in capital in excess of par	(2,317,500)
Common stock offering costs charged to paid-in capital in excess of par	(103,000)
Increase in borrowing	99,000,000

Net cash provided from financing activities	125,352,044

Net increase/(decrease) in cash	(10,454,269)
Cash at beginning of period	10,242,229

Cash at end of period	(212,040)

Reconciliation of Net Increase in Net Assets to Net Cash Used in Operating Activities
Net increase in net assets resulting from operations	$40,268,749

Increase in investments	(128,968,241)
Net realized gain on investment and swap agreement transactions	(2,190,258)
Increase in net unrealized appreciation on investments and swap agreement transactions	(17,975,200)
Increase in net cash received for swap agreement transactions	1,833,891
Decrease in interest and dividends receivable	(2,397,626)
Decrease in receivable for investments sold	3,769,089
Increase in prepaid expenses	(8,786)
Decrease in payable for investments purchased	(29,048,901)
Decrease in loan interest payable	(34,883)
Decrease in accrued expenses and other liabilities	(1,054,147)

Total adjustments	(176,075,062)

Net cash used in operating activities	$(135,806,313)

See Notes to Financial Statements.

26	Visit our website at www.prudentialfunds.com

Notes to Financial Statements

(Unaudited)

Prudential Short Duration High Yield Fund, Inc. (the “Fund”) is a diversified, closed-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Fund was incorporated as a Maryland corporation on November 14, 2011. The Fund’s investment objective is to provide a high level of current income.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Portfolio of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are

Prudential Short Duration High Yield Fund, Inc.	27

Notes to Financial Statements

(Unaudited) continued

valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield

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curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.”

Restricted and Illiquid Securities: The Fund may invest in illiquid securities. Iliquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of

Prudential Short Duration High Yield Fund, Inc.	29

Notes to Financial Statements

(Unaudited) continued

legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Swap Agreements: The Fund may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed in either directly with counterparty (“OTC Traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange Traded”). Swaps are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments.

Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at reporting date, if any, are listed on the Portfolio of Investments.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund sold protection using credit default swaps to take an active short position with respect to the likelihood of a particular issuer’s default. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

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As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively increase investment risk to its portfolio because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payments that a Fund as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date are disclosed in the footnotes to the Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such

Prudential Short Duration High Yield Fund, Inc.	31

Notes to Financial Statements

(Unaudited) continued

over-the-counter derivative agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of November 30, 2012, the Fund has not met conditions under such agreements that give the counterparty the right to call for an early termination.

Cash Flow Information: The Fund invests in securities and distributes dividends from net investment income, which are paid in cash or are reinvested at the discretion of stockholders. These activities are reported in the Statement of Changes in Net Assets and additional information on cash receipts and cash payments is presented in the Statement of Cash Flows.

Accounting practices that do not affect reporting activities on a cash basis include carrying investments at value, accruing income on PIK (payment-in-kind) securities and accreting discounts and amortizing premiums on debt obligations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management, that may different from actual.

Dividends and Distributions: The Fund intends to make a level dividend distribution each month to the holders of Common Stock. The level dividend rate may be modified by the Board from time to time, and will be based upon the past and projected performance and expenses of the Fund. The Fund intends to also make a distribution during or with respect to each calendar year (which may be combined with a regular monthly distribution), which will generally include any net investment income and net realized capital gain for the year not otherwise distributed.

PI has received an order from the Securities and Exchange Commission granting the Fund an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder to permit certain closed-end funds managed by PI and certain closed-end funds

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managed by PI to include realized long-term capital gains as a part of their respective regular distributions to the holders of Common Stock more frequently than would otherwise be permitted by the 1940 Act (generally once per taxable year). The Fund intends to rely on this exemptive order. The Board may, at the request of PI, adopt a managed distribution policy.

Dividends and distributions to stockholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Organization and Offering Costs: PI has agreed to pay all of the Fund’s organizational costs and all of the Fund’s offering costs (other than sales load) that exceed $0.04 per share of common stock. Organizational costs are expensed by the Fund as incurred. PI will reimburse the Fund for all organizational expenses.

Federal Income Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its stockholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other cost and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .80% of the average daily value of the Fund’s investable assets. “Investable

Prudential Short Duration High Yield Fund, Inc.	33

Notes to Financial Statements

(Unaudited) continued

assets” refers to the net assets attributable to the outstanding Common Stock of the Fund plus the liquidation preference of any outstanding preferred stock issued by the Fund, the principal amount of any borrowings and the principal on any debt securities issued by the Fund.

PI and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Fund Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended November 30, 2012, aggregated $ 451,065,883 and $275,678,900, respectively.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of November 30, 2012 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Depreciation
$870,074,584	$7,900,540	$(8,250,447)	$(349,907)

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales and differences in the treatment of premium amortization as of the most recent fiscal year end.

For federal income tax purposes, the Fund had a capital loss carryforward as of May 31, 2012 of approximately $54,000 which can be carryforward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

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Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax would be required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

There are 1 billion shares of $0.001 par value common stock authorized. Prior to commencement of operations on April 30, 2012, the Fund issued 5,240 shares of common stock to Prudential at an aggregate purchase price of $100,084. As of November 30, 2012, Prudential owned 5,375 shares of the Fund.

For the period ended November 30, 2013, the Fund issued 83,671 shares in connection with the Fund’s dividend reinvestment plan.

On June 13, 2012, an additional 2,575,000 shares were issued in connection with the exercise of the underwriters over-allotment option. An amount of $49,182,500 (net of sales load of $2,317,500) was received pursuant to this allotment. An amount of $103,000 ($0.04 per share of the common stock) will be used to offset any offering costs as described in Note 1 of the Notes to the Financial Statements.

During the period ended May 31, 2012, the Fund issued 30,500,000 shares of common stock in its initial public offering. These shares were all issued at $20.00 per share before a sales load of $0.90 per share. Offering costs of $1,220,000 (representing $0.04 per share) were offset against the proceeds of the offering and have been charged to paid-in capital in excess of par.

Note 7. Borrowings

The Fund currently is a party to a committed credit facility (the credit facility) with a bank. The credit facility provides for a maximum commitment of $300 million. Interest on any borrowings under the credit facility is payable at the negotiated rates. The Fund’s obligations under the credit facility are secured by the assets of the Fund segregated for the purpose of securing the amount borrowed. The purpose of the credit facility is to provide the Fund with portfolio leverage and meet its general cash flow requirements.

During the six months ended November 30, 2012, the Fund utilized the credit facility and had an average daily outstanding loan balance of $194,939,891 during the 183

Prudential Short Duration High Yield Fund, Inc.	35

Notes to Financial Statements

(Unaudited) continued

day period that the facility was utilized, at an average interest rate of 1.07%. The maximum amount of loan outstanding during the period was $234,000,000. There was a balance of $234,000,000 outstanding at November 30, 2012.

Note 8. New Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities”. The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not yet been determined.

Note 9. Subsequent Event

Dividends and Distributions: On December 4, 2012 the Fund declared monthly dividends of $0.1225 per share payable on December 31, 2012, January 31, 2013 and February 28, 2013, respectively, to shareholders of record on December 19, 2012, December 28, 2012 and February 21, 2013, respectively. The ex-dividend dates were December 17, 2012, December 26, 2012 and February 19, 2013, respectively. In addition, the Fund declared a special dividend of $0.095 per share payable on December 31, 2012, to shareholders of record on December 19, 2012. The ex-dividend date was December 17, 2012.

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Financial Highlights

(Unaudited)

	Six Months Ended November 30, 2012		April 30, 2012(a) through May 31, 2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$18.75		$19.10	*
Income (loss) from investment operations:
Net investment income	.62		.07
Net realized and unrealized gain (loss) on investment transactions	.62		(.38)
Total from investment operations	1.24		(.31)
Less Dividends:
Dividends from net investment income	(.74)		-
Fund share transactions:
Common stock offering costs charged to paid-in capital in excess of par	-	(f)	(.04)
Net asset value, end of period	$19.25		$18.75
Market price, end of period	$19.94		$20.09
Total Return(b):	3.12%		.35%

Ratios/Supplemental Data(c):
Net assets, end of period (000)	$638,505		$571,884
Average net assets (000)	$629,989		$576,384
Ratios to average net assets:
Expenses	1.47%	(d)(e)(g)	1.16%	(d)(e)(g)
Net investment income	6.36%	(e)(g)	4.20%	(e)(g)
Portfolio turnover rate	35%	(h)	12%	(h)
Asset coverage	373%		524%
Total debt outstanding at period-end (000)	$234,000		$135,000

*Initial public offering price of $20.00 per share less sales load of $.90 per share.

(a) Commencement of operations.

(b) Total return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the closing market price on the last day for the period reported. Dividends are assumed, for the purpose of this calculation, to be reinvested at prices obtainable under the Fund’s dividend reinvestment plan. This amount does not reflect brokerage commissions or sales load. Total returns for periods less than a full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) The annualized expense ratio without interest expense would have been 1.13% and 1.08% for the periods ended November 30, 2012 and May 31, 2012, respectively.

(e) Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios with and without interest expense and net investment income ratio would have been 1.58%, 1.24% and 6.25%, respectively, for the period ended November 30, 2012, and 1.20%, 1.12% and 4.16%, respectively, for the period ended May 31, 2012.

(f) Less than $.005 per share.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

Prudential Short Duration High Yield Fund, Inc.	37

Other Information

(Unaudited)

Dividend Reinvestment Plan. Unless a holder of Common Stock elects to receive cash by contacting Computershare Trust Company, N.A. (the “Plan Administrator”), all dividends declared on Common Stock will be automatically reinvested by the Plan Administrator pursuant to the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”), in additional Common Stock. The holders of Common Stock who elect not to participate in the Plan will receive all dividends and other distributions (together, a “Dividend”) in cash paid by check mailed directly to the stockholder of record (or, if the Common Stock is held in street or other nominee name, then to such nominee) by the Plan Administrator as dividend disbursing agent. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the Dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared Dividend. Such notice will be effective with respect to a particular Dividend. Some brokers may automatically elect to receive cash on behalf of the holders of Common Stock and may re-invest that cash in additional Common Stock.

The Plan Administrator will open an account for each common stockholder under the Plan in the same name in which such common stockholder’s Common Stock is registered. Whenever the Fund declares a Dividend payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in Common Stock. The Common Stock will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized Common Stock from the Fund (“Newly Issued Common Stock”) or (ii) by purchase of outstanding Common Stock on the open market (“Open-Market Purchases”) on the NYSE or elsewhere. If, on the payment date for any Dividend, the closing market price of the Common Stock plus per share fees (as defined below) is equal to or greater than the NAV per share of Common Stock (such condition being referred to as “market premium”), the Plan Administrator will invest the Dividend amount in Newly Issued Common Stock on behalf of the participants. The number of Newly Issued Common Stock to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the NAV per share of Common Stock on the payment date, provided that, if the NAV per share of Common Stock is less than or equal to 95% of the closing market price per share of Common Stock on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per Common Stock on the payment date. If, on the payment date for any Dividend, the NAV per share of Common Stock is greater than the closing market value per share of Common Stock plus per share fees (such condition being referred to as “market discount”), the Plan Administrator will invest the Dividend amount in shares of

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Common Stock acquired on behalf of the participants in Open-Market Purchases. “Per share fees” include any applicable brokerage commissions the Plan Administrator is required to pay.

In the event of a market discount on the payment date for any Dividend, the Plan Administrator will have until the last business day before the next date on which the Common Stock trades on an “ex-dividend” basis or 30 days after the payment date for such Dividend, whichever is sooner (the “Last Purchase Date”), to invest the Dividend amount in Common Stock acquired in Open-Market Purchases on behalf of participants. If, before the Plan Administrator has completed its Open-Market Purchases, the market price per share of Common Stock exceeds the NAV per share of Common Stock, the average per share purchase price paid by the Plan Administrator for Common Stock may exceed the NAV per share of the Common Stock, resulting in the acquisition of fewer shares of Common Stock than if the Dividend had been paid in Newly Issued Common Stock on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued Common Stock at the NAV per share of Common Stock at the close of business on the Last Purchase Date, provided that, if the NAV is less than or equal to 95% of the then current market price per share of Common Stock, the dollar amount of the Dividend will be divided by 95% of the market price on the payment date for purposes of determining the number of shares issuable under the Plan.

The Plan Administrator maintains all stockholder accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by stockholders for tax records. Common Stock in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each stockholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

In the case of the holders of Common Stock such as banks, brokers or nominees that hold shares of Common Stock for others who are the beneficial owners, the Plan Administrator will administer the Plan on the basis of the number of shares of Common Stock certified from time to time by the record stockholder’s name and held for the account of beneficial owners who participate in the Plan.

Prudential Short Duration High Yield Fund, Inc.	39

Other Information

(Unaudited) continued

The Plan Administrator’s service fee, if any, and expenses for administering the plan will be paid for by the Fund. If a participant elects by written, Internet or telephonic notice to the Plan Administrator to have the Plan Administrator sell part or all of the shares held by the Plan Administrator in the participant’s account and remit the proceeds to the participant, the Plan Administrator is authorized to deduct a $15.00 transaction fee plus a $0.12 per share fee. If a participant elects to sell his or her shares of Common Stock, the Plan Administrator will process all sale instructions received no later than five business days after the date on which the order is received by the Plan Administrator, assuming the relevant markets are open and sufficient market liquidity exists (and except where deferral is required under applicable federal or state laws or regulations). Such sale will be made through the Plan Administrator’s broker on the relevant market and the sale price will not be determined until such time as the broker completes the sale. In every case the price to the participant shall be the weighted average sale price obtained by the Plan Administrator’s broker net of fees for each aggregate order placed by the participant and executed by the broker. To maximize cost savings, the Plan Administrator will seek to sell shares in round lot transactions. For this purpose the Plan Administrator may combine a participant’s shares with those of other selling participants.

There will be no brokerage charges with respect to shares of Common Stock issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open-Market Purchases. Each participant will be charged a per share fee (currently $0.05 per share) on all Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. See “Tax Matters.” Participants that request a sale of Common Stock through the Plan Administrator are subject to brokerage commissions.

Each participant may terminate the participant’s account under the Plan by so notifying the Plan Administrator via the Plan Administrator’s website at www.computershare.com/investor, by filling out the transaction request form located at the bottom of the participant’s Statement and sending it to the Plan Administrator or by calling the Plan Administrator. Such termination will be effective immediately if the participant’s notice is received by the Plan Administrator prior to any dividend or distribution record date. Upon any withdrawal or termination, the Plan Administrator will cause to be delivered to each terminating participant a statement of holdings for the appropriate number of the Fund’s whole book-entry shares of Common Stock and a check for the cash adjustment of any fractional share at the market value of the Fund’s shares of Common Stock as of the close of business on the date the termination is effective less any applicable fees. In the event a participant’s notice of

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termination is on or after a record date (but before payment date) for an account whose dividends are reinvested, the Plan Administrator, in its sole discretion, may either distribute such dividends in cash or reinvest them in shares of Common Stock on behalf of the terminating participant. In the event reinvestment is made, the Plan Administrator will process the termination as soon as practicable, but in no event later than five business days after the reinvestment is completed. The Plan may be terminated by the Fund upon notice in writing mailed to each participant at least 30 days prior to any record date for the payment of any dividend or distribution by the Fund.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence or questions concerning the Plan should be directed to the Plan Administrator, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078 or by calling (toll free) 800-451-6788.

Prudential Short Duration High Yield Fund, Inc.	41

Privacy Notice

This notice is being provided on behalf of the companies listed in this Notice. It describes how information about you is handled and the steps we take to protect your privacy. We call this information “customer data” or just “data.” If you have other Prudential products or relationships, you may receive a separate privacy notice describing the practices that apply to those products or relationships. If your relationship with us ends, we will continue to handle data about you the same way we handle customer data.

Protecting Customer Data

We maintain physical, electronic, and procedural safeguards to protect customer data. The only persons who are authorized to have access to it are those who need access to do their jobs. We require them to keep the data secure and confidential.

Information We Collect

We collect data you give us and data about the products and relationships you have with us, so that we can serve you, including offering products and services to you. It includes, for example:

•	your name and address,
•	income and Social Security number.

We also collect data others give us about you, for example:

•	medical information for insurance applications,
•	consumer reports from consumer reporting agencies, and
•	participant information from organizations that purchase products or services from us for the benefit of their members or employees, for example, group life insurance.

Sharing Data

We may share data with affiliated companies and with other companies so that they can perform services for us or on our behalf. We may, for example, disclose data to other companies for customer service or administrative purposes. We may disclose limited information such as:

•	your name,
•	address, and
•	the types of products you own

to service providers so they can provide marketing services to us.

We may also disclose data as permitted or required by law, for example:

•	to law enforcement officials,
•	in response to subpoenas,
•	to regulators, or
•	to prevent fraud.

Prudential, the Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

Your Financial Security, Your Satisfaction & Your Privacy	Privacy 0019 Ed. 8/2012 MUTU-D5077

We do not disclose data to Prudential affiliates or other companies to allow them to market their products or services to you. We may tell you about a product or service that a Prudential company or other companies offer. If you respond, that company will know that you were in the group selected to receive the information.

Annual Notices

We will send notices at least once a year, as federal and state laws require. We reserve the right to modify this policy at any time.

If you have questions about Prudential’s Privacy Notice please call us. The toll-free number is (800) 236-6848.

Many Prudential Financial companies are required to send privacy notices to their customers. This notice is being provided to customers of the Prudential Financial companies listed below:

Insurance Companies and Separate Accounts

Prudential Insurance Company of America, The

Prudential Annuities Life Assurance Corporation

Pruco Life Insurance Company

Pruco Life Insurance Company of New Jersey

Prudential Retirement Insurance and Annuity Company (PRIAC)

PRIAC Variable Contract Account A

CG Variable Annuity Account I & II (Connecticut General)

Pruco Insurance Company of Iowa

All separate accounts that include the following names: Prudential, Pruco, and PRIAC

Insurance Agencies

Prudential Insurance Agency, LLC

Broker-Dealers and Registered Investment Advisers

AST Investment Services, Inc.

Prudential Annuities Distributors, Inc.

Global Portfolio Strategies, Inc.

Pruco Securities, LLC

Prudential Investment Management, Inc.

Prudential Investment Management Services LLC

Prudential Investments LLC

Bank and Trust Companies

Prudential Bank & Trust, FSB

Prudential Trust Company

Investment Companies and Other Investment Vehicles

Asia Pacific Fund, Inc., The

Greater China Fund Inc., The

Prudential Investments Mutual Funds

Prudential Capital Partners, L.P.

Target Asset Allocation Funds

Target Portfolio Trust, The

Advanced Series Trust

The Prudential Series Fund

All funds that include the Prudential name

MUTU-D5077

■ MAIL	■ TELEPHONE	■ WEBSITE
Computershare Trust Company, N.A. P.O. Box 43078 Providence, RI 02940	(800) 451-6788	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 451-6788 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Valerie M. Simpson, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Computershare Trust Company, N.A.	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sidley Austin LLP	787 Seventh Avenue New York, NY 10019

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Short Duration High Yield Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

CERTIFICATIONS
The Fund has submitted to the New York Stock Exchange (NYSE) the certifications of the Fund’s Chief Executive Officer and Chief Financial Officer as required by Section 302 of the Sarbanes-Oxley Act, on the Fund’s Form N-CSR filed with the Securities and Exchange Commission, for the period of this report.

This report is transmitted to shareholders of the Fund for their information. This is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or any securities mentioned in this report.

An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase, from time to time, shares of its common stock at market prices.

PRUDENTIAL SHORT DURATION HIGH YIELD FUND, INC.

NYSE	ISD
CUSIP	74442F107

PICE1000E2    0237588-00001-00

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not required, as this is not an annual filing.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not required, as this is not an annual filing.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not required, as this is not an annual filing.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – There have been no purchases of equity securities by the registrant or any affiliated purchasers during the period covered by this report.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)    It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)    There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a) (1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Short Duration High Yield Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	January 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	January 22, 2013

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	January 22, 2013